Consolidated Balance Sheets (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 402.4	$ 509.5	$ 737.0
Accounts receivable, net of allowance for doubtful accounts of $23.0 (2011), $20.3 (2010) and $14.9 (2009)	1,895.9	2,169.6	2,455.5
Settlement assets	6,734.1	6,694.0	6,870.3
Other current assets	411.8	413.4	398.8
Total current assets	9,444.2	9,786.5	10,461.6
Property and equipment, net of accumulated depreciation of $816.9 (2011), $691.6 (2010) and $463.7 (2009)	932.1	952.0	1,051.4
Goodwill	17,298.2	17,296.9	17,475.8
Customer relationships, net of accumulated amortization of $3,059.9 (2011), $2,490.5 (2010) and $1,723.8 (2009)	4,670.0	5,223.7	6,008.8
Other intangibles, net of accumulated amortization of $1,232.5 (2011), $975.8 (2010) and $698.3 (2009)	1,919.1	1,931.0	2,121.1
Investment in affiliates	1,170.9	1,208.2	1,291.3
Long-term settlement assets	212.7	365.1	480.7
Other long-term assets	893.6	780.7	844.7
Total assets	36,540.8	37,544.1	39,735.4
LIABILITIES AND EQUITY
Accounts payable	193.1	180.9	200.7
Short-term and current portion of long-term borrowings	249.6	270.5	304.9
Settlement obligations	6,950.5	7,058.9	7,394.7
Other current liabilities	1,417.0	1,353.7	1,554.9
Total current liabilities	8,810.2	8,864.0	9,455.2
Long-term borrowings	22,553.4	22,438.8	22,304.9
Long-term deferred tax liabilities	819.6	1,013.7	1,346.4
Other long-term liabilities	761.5	1,139.6	1,301.9
Total liabilities	32,944.7	33,456.1	34,408.4
Commitments and contingencies
Redeemable noncontrolling interest	45.9	28.1	226.9
First Data Corporation stockholder's equity:
Common stock, $.01 par value; authorized and issued 1,000 shares (2011, 2010 and 2009)
Additional paid-in capital	7,390.4	7,395.1	7,394.3
Paid-in capital	7,390.4	7,395.1	7,394.3
Accumulated loss	(6,610.7)	(6,163.9)	(5,127.3)
Accumulated other comprehensive loss	(594.2)	(636.9)	(681.7)
Total First Data Corporation stockholder's equity	185.5	594.3	1,585.3
Noncontrolling interests	3,364.7	3,465.6	3,514.8
Total equity	3,550.2	4,059.9	5,100.1
Total liabilities and equity	$ 36,540.8	$ 37,544.1	$ 39,735.4